CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Q1) UNAUDITED - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenues
Commissions	$ 1,038,943	$ 1,535,245	$ 6,376,075	$ 6,154,567
Fees earned from affiliated entities pursuant to research services agreements	0	377,500	1,502,500	2,030,000
Principal transactions	(903)	(80)	(9,416)	(22,302,729)
Dividends and interest	36,256	63,693	194,955	1,893,237
Underwriting fees	30,488	0	431,114	102,931
Sales manager fees	334,825	0	733,422	15,616
Other revenues	3,107	5,909	16,833	23,406
Total revenues	1,442,716	1,982,267	9,245,483	(12,082,972)
Expenses
Compensation and related costs	1,143,433	2,478,892	8,373,668	10,864,185
Clearing charges	302,838	290,381	1,299,313	1,312,578
General and administrative	311,109	324,842	1,223,023	1,330,831
Occupancy and equipment	104,441	195,842	756,974	805,266
Total expenses	1,861,821	3,289,957	11,652,978	14,312,860
Loss before income tax benefit	(419,105)	(1,307,690)	(2,407,495)	(26,395,832)
Income tax benefit	(136,651)	(267,048)	(500,903)	(6,102,929)
Net loss	$ (282,454)	$ (1,040,642)	$ (1,906,592)	$ (20,292,903)
Net loss per share
Basic and diluted (in dollars per share)	$ (0.47)	$ (1.90)
Weighted average shares outstanding:
Basic and diluted (in shares)	600,090	548,590